Investments Accounted for Using the Equity Method (Investment in Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
As at 1 January	¥ 4,452,044
Share of profit	46,172	¥ 43,552
As at 31 December	4,527,133	4,452,044
Joint ventures [member]
Disclosure of joint ventures [line items]
As at 1 January	212,249	190,697
Investment addition	7,979	0
Share of profit	46,172	43,552
Cash dividends distribution	(36,532)	(22,000)
As at 31 December	¥ 229,868	¥ 212,249